UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York           05/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:       $219,353
                                               -------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


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



                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN SEDCO
 FOREX INC         ORD          G90078109    842     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
AT&T CORP          COMMON       001957109    389     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS
 INC               COMMON       00209A106  1,830     53,000   SH         SOLE          53,000   0       0
-----------------------------------------------------------------------------------------------------------
ACKERLEY GROUP INC COMMON       004527107  2,184    130,400   SH         SOLE         130,400   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL
 GROUP INC         COMMON       026874107 15,082    203,894   SH         SOLE         203,894   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS
 INC               COMMON       030411102 10,777    250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN
 CORP              COMMON       03073E105 12,325    182,050   SH         SOLE         182,050   0       0
-----------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP COMMON       166764100  8,128     96,254   SH         SOLE          96,254   0       0
-----------------------------------------------------------------------------------------------------------
CONOCO INC         COMMON       208251504  8,298    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
COOPER INDS INC    COMMON       216669101  3,535    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
CROSSMANN CMNTYS
 INC               COMMON       22764E109  5,323    113,900   SH         SOLE         113,900   0       0
-----------------------------------------------------------------------------------------------------------
DAL-TILE INTL INC  COMMON       23426R108 10,168    410,000   SH         SOLE         410,000   0       0
-----------------------------------------------------------------------------------------------------------
FINOVA GROUP INC   COMMON       317928109     38    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
FRANKLIN RES INC   COMMON       354613101    283      6,925   SH         SOLE           6,925   0       0
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP  CL H NEW     370442832  2,951    200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
IMMUNEX CORP NEW   COMMON       452528102  1,721     59,900   SH         SOLE          59,900   0       0
-----------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
 COS INC           COMMON       460690100  2,246     82,569   SH         SOLE          82,569   0       0
-----------------------------------------------------------------------------------------------------------
INTIMATE BRANDS
 INC               CL A         461156101  6,238    322,700   SH         SOLE         322,700   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP  COMMON       46612J101    120     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COMMON       478160104 18,593    305,304   SH         SOLE         305,304   0       0
-----------------------------------------------------------------------------------------------------------
JONES APPAREL
 GROUP INC         COMMON       480074103    500     14,032   SH         SOLE          14,032   0       0
-----------------------------------------------------------------------------------------------------------
NRG ENERGY INC     COMMON       629377102  1,398    120,700   SH         SOLE         120,700   0       0
-----------------------------------------------------------------------------------------------------------
NEWPORT NEWS
 SHIPBUILDING INC  COMMON       652228107      0     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
NEWS CORP LTD      SP ADR PFD   652487802  1,732     79,647   SH         SOLE          79,647   0       0
-----------------------------------------------------------------------------------------------------------
NORTHROP GRUMMAN
 CORP              COMMON       666807102  1,034      9,656   SH         SOLE           9,656   0       0
-----------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO   COMMON       718507106  5,068     85,724   SH         SOLE          85,724   0       0
-----------------------------------------------------------------------------------------------------------
R G S ENERGY
 GROUP INC         COMMON       74956K104  4,932    125,000   SH         SOLE         125,000   0       0
-----------------------------------------------------------------------------------------------------------
SCHULER HOMES INC  CL A         808188106  2,944    133,100   SH         SOLE         133,100   0       0
-----------------------------------------------------------------------------------------------------------
SECURITY CAP
 GROUP INC         CL B         81413P204 31,938  1,250,000   SH         SOLE       1,250,000   0       0
-----------------------------------------------------------------------------------------------------------
STORAGE USA INC    COMMON       861907103  9,397    218,371   SH         SOLE         218,371   0       0
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
SYNOPSYS INC       COMMON       871607107    876     18,600   SH         SOLE          18,600   0       0
-----------------------------------------------------------------------------------------------------------
TRW INC            COMMON       872649108    502     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
TRAVELOCITY COM
 INC               COMMON       893953109  6,811    265,000   SH         SOLE         265,000   0       0
-----------------------------------------------------------------------------------------------------------
TRAVELOCITY COM
 INC               CALL         8939539D3     96     30,000   SH   CALL  SOLE          30,000   0       0
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW  COMMON       902124106  3,311    113,784   SH         SOLE         113,784   0       0
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL     COMMON NEW   902973304    237     11,378   SH         SOLE          11,378   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL B         925524308  8,843    189,978   SH         SOLE         189,978   0       0
-----------------------------------------------------------------------------------------------------------
WASINGTON MUT INC  COMMON       939322103  4,186    128,675   SH         SOLE         128,675   0       0
-----------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH
 NETWORK NEW       COMMON       94973H108    513      4,220   SH         SOLE           4,220   0       0
-----------------------------------------------------------------------------------------------------------
WESTCOAST ENERGY
 INC               COMMON       95751D102 23,964    550,000   SH         SOLE         550,000   0       0
-----------------------------------------------------------------------------------------------------------

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